UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-23084

 NAME OF REGISTRANT:                     Series Portfolios Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 615 East Michigan Street
                                         Milwaukee, WI 53202

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Ryan Roell, President
                                         Series Portfolios Trust c/o
                                         U.S. Bancorp Fund Services,
                                         LLC
                                         777 East Wisconsin Ave, 5th
                                         Fl
                                         Milwaukee, WI 53202

 REGISTRANT'S TELEPHONE NUMBER:          414-765-6839

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               07/01/2021 - 06/30/2022


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

Palm Valley Capital Fund
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 ALAMOS GOLD INC.                                                                            Agenda Number:  935617401
--------------------------------------------------------------------------------------------------------------------------
        Security:  011532108
    Meeting Type:  Annual and Special
    Meeting Date:  26-May-2022
          Ticker:  AGI
            ISIN:  CA0115321089
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      DIRECTOR
       Elaine Ellingham                                          Mgmt          For                            For
       David Fleck                                               Mgmt          For                            For
       David Gower                                               Mgmt          For                            For
       Claire M. Kennedy                                         Mgmt          For                            For
       John A. McCluskey                                         Mgmt          For                            For
       Monique Mercier                                           Mgmt          For                            For
       Paul J. Murphy                                            Mgmt          For                            For
       J. Robert S. Prichard                                     Mgmt          For                            For
       Kenneth Stowe                                             Mgmt          For                            For

2      Re-appoint KPMG LLP as auditors of the                    Mgmt          For                            For
       Company for the ensuing year and
       authorizing the directors to fix their
       remuneration.

3      To consider, and if deemed advisable, pass                Mgmt          For                            For
       a resolution to approve the unallocated
       awards under the Company's Long-Term
       Incentive Plan, as well as revisions to the
       plan's amendment provision.

4      To consider, and if deemed advisable, pass                Mgmt          For                            For
       a resolution to approve the unallocated
       shares under the Company's Employee Share
       Purchase Plan, as well as revisions to the
       plan's amendment provision.

5      To consider, and if deemed advisable, pass                Mgmt          For                            For
       a resolution to approve the Company's
       Amended and Restated Shareholder Rights
       Plan.

6      To consider, and if deemed advisable, pass                Mgmt          For                            For
       a resolution to approve an advisory
       resolution on the Company's approach to
       executive compensation.




--------------------------------------------------------------------------------------------------------------------------
 AMDOCS LIMITED                                                                              Agenda Number:  935537033
--------------------------------------------------------------------------------------------------------------------------
        Security:  G02602103
    Meeting Type:  Annual
    Meeting Date:  28-Jan-2022
          Ticker:  DOX
            ISIN:  GB0022569080
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of Director: Robert A. Minicucci                 Mgmt          For                            For

1B.    Election of Director: Adrian Gardner                      Mgmt          For                            For

1C.    Election of Director: James S. Kahan                      Mgmt          For                            For

1D.    Election of Director: Rafael de la Vega                   Mgmt          For                            For

1E.    Election of Director: Giora Yaron                         Mgmt          For                            For

1F.    Election of Director: Eli Gelman                          Mgmt          For                            For

1G.    Election of Director: Richard T.C. LeFave                 Mgmt          For                            For

1H.    Election of Director: John A. MacDonald                   Mgmt          For                            For

1I.    Election of Director: Shuky Sheffer                       Mgmt          For                            For

1J.    Election of Director: Yvette Kanouff                      Mgmt          For                            For

1K.    Election of Director: Sarah Ruth Davis                    Mgmt          For                            For

2.     To approve an increase in the dividend rate               Mgmt          For                            For
       under our quarterly cash dividend program
       from $0.36 per share to $0.395 per share
       (Proposal II).

3.     To approve our Consolidated Financial                     Mgmt          For                            For
       Statements for the fiscal year ended
       September 30, 2021 (Proposal III).

4.     To ratify and approve the appointment of                  Mgmt          For                            For
       Ernst & Young LLP as our independent
       registered public accounting firm for the
       fiscal year ending September 30, 2022, and
       until the next annual general meeting, and
       authorize the Audit Committee of the Board
       of Directors to fix the remuneration of
       such independent registered public
       accounting firm in accordance with the
       nature and extent of its services (Proposal
       IV).




--------------------------------------------------------------------------------------------------------------------------
 CABOT OIL & GAS CORPORATION                                                                 Agenda Number:  935489333
--------------------------------------------------------------------------------------------------------------------------
        Security:  127097103
    Meeting Type:  Special
    Meeting Date:  29-Sep-2021
          Ticker:  COG
            ISIN:  US1270971039
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     A proposal to approve the issuance of                     Mgmt          For                            For
       shares of common stock, par value $0.10 per
       share ("Cabot common stock"), of Cabot Oil
       & Gas Corporation ("Cabot"), pursuant to
       the terms of the Agreement and Plan of
       Merger, dated as of May 23, 2021, as
       amended, by and among Cabot, Double C
       Merger Sub, Inc., a wholly owned subsidiary
       of Cabot, and Cimarex Energy Co.

2.     A proposal to adopt an amendment to Cabot's               Mgmt          For                            For
       Restated Certificate of Incorporation, as
       amended, to increase the number of
       authorized shares of Cabot common stock
       from 960,000,000 shares to 1,800,000,000
       shares.




--------------------------------------------------------------------------------------------------------------------------
 COTERRA ENERGY INC.                                                                         Agenda Number:  935563076
--------------------------------------------------------------------------------------------------------------------------
        Security:  127097103
    Meeting Type:  Annual
    Meeting Date:  29-Apr-2022
          Ticker:  CTRA
            ISIN:  US1270971039
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of Director: Dorothy M. Ables                    Mgmt          For                            For

1B.    Election of Director: Robert S. Boswell                   Mgmt          For                            For

1C.    Election of Director: Amanda M. Brock                     Mgmt          For                            For

1D.    Election of Director: Dan O. Dinges                       Mgmt          For                            For

1E.    Election of Director: Paul N. Eckley                      Mgmt          For                            For

1F.    Election of Director: Hans Helmerich                      Mgmt          For                            For

1G.    Election of Director: Thomas E. Jorden                    Mgmt          For                            For

1H.    Election of Director: Lisa A. Stewart                     Mgmt          For                            For

1I.    Election of Director: Frances M. Vallejo                  Mgmt          For                            For

1J.    Election of Director: Marcus A. Watts                     Mgmt          For                            For

2.     To ratify the appointment of the firm                     Mgmt          For                            For
       PricewaterhouseCoopers LLP as the
       independent registered public accounting
       firm for the Company for its 2022 fiscal
       year.

3.     To approve, by non-binding advisory vote,                 Mgmt          For                            For
       the compensation of our named executive
       officers.




--------------------------------------------------------------------------------------------------------------------------
 CRAWFORD & COMPANY                                                                          Agenda Number:  935607448
--------------------------------------------------------------------------------------------------------------------------
        Security:  224633107
    Meeting Type:  Annual
    Meeting Date:  13-May-2022
          Ticker:  CRDB
            ISIN:  US2246331076
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       I. K. Beale                                               Mgmt          Withheld                       Against
       J. O. Blanco                                              Mgmt          Withheld                       Against
       J. C. Crawford                                            Mgmt          Withheld                       Against
       J. C. Crawford, Jr.                                       Mgmt          Withheld                       Against
       L. G. Hannusch                                            Mgmt          Withheld                       Against
       M. E. Jarrard                                             Mgmt          Withheld                       Against
       C. H. Ogburn                                              Mgmt          Withheld                       Against
       R. Patel                                                  Mgmt          Withheld                       Against
       R. Verma                                                  Mgmt          Withheld                       Against
       D. R. Williams                                            Mgmt          Withheld                       Against

2.     Proposal to approve amendments to the                     Mgmt          Against                        Against
       Crawford & Company Bylaws.

3.     Proposal to approve amendments to the                     Mgmt          Against                        Against
       Crawford & Company 2016 Omnibus Stock and
       Incentive Plan and authorize 4,000,000
       additional shares of Class A Common Stock
       for issuance under the plan.

4.     Proposal to ratify the appointment of Ernst               Mgmt          For                            For
       & Young LLP as independent registered
       public accounting firm for the Company for
       the 2022 fiscal year.




--------------------------------------------------------------------------------------------------------------------------
 GENCOR INDUSTRIES, INC.                                                                     Agenda Number:  935548872
--------------------------------------------------------------------------------------------------------------------------
        Security:  368678108
    Meeting Type:  Annual
    Meeting Date:  04-Mar-2022
          Ticker:  GENC
            ISIN:  US3686781085
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Election of Director: John G. Coburn                      Mgmt          For                            For

2.     Ratification of Independent registered                    Mgmt          For                            For
       public accounting firm of MSL, P.A..




--------------------------------------------------------------------------------------------------------------------------
 HEARTLAND EXPRESS, INC.                                                                     Agenda Number:  935582115
--------------------------------------------------------------------------------------------------------------------------
        Security:  422347104
    Meeting Type:  Annual
    Meeting Date:  12-May-2022
          Ticker:  HTLD
            ISIN:  US4223471040
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       M. Gerdin                                                 Mgmt          For                            For
       L. Gordon                                                 Mgmt          For                            For
       B. Allen                                                  Mgmt          For                            For
       B. Neville                                                Mgmt          For                            For
       J. Pratt                                                  Mgmt          For                            For
       M. Sullivan                                               Mgmt          For                            For
       D. Millis                                                 Mgmt          For                            For

2.     Ratification of the appointment of Grant                  Mgmt          For                            For
       Thornton LLP as the Independent Registered
       Public Accounting Firm of the Company for
       2022.

3.     Advisory vote on named executive officer                  Mgmt          For                            For
       compensation.




--------------------------------------------------------------------------------------------------------------------------
 MILLER INDUSTRIES, INC.                                                                     Agenda Number:  935617247
--------------------------------------------------------------------------------------------------------------------------
        Security:  600551204
    Meeting Type:  Annual
    Meeting Date:  27-May-2022
          Ticker:  MLR
            ISIN:  US6005512040
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Election of Director: Theodore H. Ashford                 Mgmt          For                            For
       III

1.2    Election of Director: A. Russell Chandler                 Mgmt          For                            For
       III

1.3    Election of Director: William G. Miller                   Mgmt          For                            For

1.4    Election of Director: William G. Miller II                Mgmt          For                            For

1.5    Election of Director: Richard H. Roberts                  Mgmt          For                            For

1.6    Election of Director: Leigh Walton                        Mgmt          For                            For

1.7    Election of Director: Deborah L. Whitmire                 Mgmt          For                            For

2.     To approve, by non-binding advisory vote,                 Mgmt          For                            For
       the compensation of the Company's named
       executive officers.




--------------------------------------------------------------------------------------------------------------------------
 NATURAL GAS SERVICES GROUP, INC.                                                            Agenda Number:  935662103
--------------------------------------------------------------------------------------------------------------------------
        Security:  63886Q109
    Meeting Type:  Annual
    Meeting Date:  16-Jun-2022
          Ticker:  NGS
            ISIN:  US63886Q1094
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       John W. Chisholm                                          Mgmt          For                            For

2.     To consider an advisory vote on the                       Mgmt          For                            For
       executive compensation for our named
       executive officers.

3.     To approve an amendment to the 2019 Equity                Mgmt          For                            For
       Incentive Plan to increase the number of
       shares of common stock reserved for
       issuance to 650,000 shares.

4.     Ratification of Moss Adams LLP as the                     Mgmt          For                            For
       registered accounting firm for the fiscal
       year 2022.




--------------------------------------------------------------------------------------------------------------------------
 OSISKO GOLD ROYALTIES LTD                                                                   Agenda Number:  935605139
--------------------------------------------------------------------------------------------------------------------------
        Security:  68827L101
    Meeting Type:  Annual
    Meeting Date:  12-May-2022
          Ticker:  OR
            ISIN:  CA68827L1013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      DIRECTOR
       The Hon. John R. Baird                                    Mgmt          For                            For
       Joanne Ferstman                                           Mgmt          For                            For
       Edie Hofmeister                                           Mgmt          For                            For
       William Murray John                                       Mgmt          For                            For
       Pierre Labbe                                              Mgmt          For                            For
       Candace MacGibbon                                         Mgmt          For                            For
       Charles E. Page                                           Mgmt          For                            For
       Sean Roosen                                               Mgmt          For                            For
       Sandeep Singh                                             Mgmt          For                            For

2      To appoint PricewaterhouseCoopers LLP as                  Mgmt          For                            For
       the Corporation's independent auditor for
       fiscal year 2022 and to authorize the
       directors to fix its remuneration.

3      Ordinary resolution to approve amendments                 Mgmt          For                            For
       to the Deferred Share Unit Plan and approve
       the unallocated rights and entitlements
       under such plan, as more fully described in
       the accompanying circular.

4      Advisory resolution supporting Osisko's                   Mgmt          For                            For
       approach to executive compensation, the
       full text of which is reproduced in the
       accompanying circular.




--------------------------------------------------------------------------------------------------------------------------
 PREFORMED LINE PRODUCTS COMPANY                                                             Agenda Number:  935591188
--------------------------------------------------------------------------------------------------------------------------
        Security:  740444104
    Meeting Type:  Annual
    Meeting Date:  10-May-2022
          Ticker:  PLPC
            ISIN:  US7404441047
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Election of Director: Mr. Glenn E. Corlett                Mgmt          For                            For

1.2    Election of Director: Mr. Michael E.                      Mgmt          For                            For
       Gibbons

1.3    Election of Director: Mr. R. Steven Kestner               Mgmt          For                            For

1.4    Election of Director: Mr. J. Ryan Ruhlman                 Mgmt          For                            For

1.5    Election of Director: Mr. David C. Sunkle                 Mgmt          For                            For

2.     Approval of the appointment of Ernst &                    Mgmt          For                            For
       Young LLP as the Company's independent
       registered public accounting firm for the
       year ending December 31, 2022.



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Series Portfolios Trust
By (Signature)       /s/ Ryan Roell
Name                 Ryan Roell
Title                President
Date                 8/18/2022